RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
RELATED PARTY TRANSACTIONS [Abstract]
Transactions with Related Parties
The Group conducts material transactions with WGI through WSI and/or WTI, which entities are services providers for WGI. These transactions are as follows:

	As of March 31,
	2026	2025
Receivables – clients – unsettled trade	$—	$1,549,709
Receivables – clients – margin loan (net)(i)(ii)	—	3,276,678
Receivables – software licensing (including subscription based) and related support services	600,000	600,000
Receivables – Total(iii)	$600,000	$5,426,387
Contract assets – related party	400,000	1,200,000

Payables – brokerage services	—	1,417,153
Payables – Broker-dealer	—	75,136
Payables – Total	$—	$1,492,289

(i)	WSI extended a credit line of nil, $6.2 million and $4.3 million to WGI for margin transactions during the years ended March 31, 2026, 2025 and 2024, respectively.
(ii)	As of March 31, 2026 and 2025, the amounts consisted of margin loan receivables of nil and $3.3 million, respectively.
(iii)
As of March 31, 2026 and 2025, receivables from WGI, including margin loan receivables, have been either fully collateralized by the client-owned securities held in the customer’s account or fully collected.

	For the years ended March 31,
	2026	2025	2024
Revenues – brokerage commission and handling charge income	$1,388,841	$2,539,260	$1,757,731
Revenues – interest income	415,596	1,040,634	1,016,179
Revenues – software licensing (including subscription based) and related support services	400,000	1,200,000	1,197,551
Total	$2,204,437	$4,779,894	$3,971,461

The Group conducts transactions with Zhou Kai through WSI. These transactions and related balance are as follows:

	As of March 31,
	2026	2025
Payables – brokerage services(i)	$34,028	$—

	For the years ended March 31,
	2026	2025	2024
Revenues – brokerage commission and handling charge income	$1,656	$—	$—
Revenues – interest income	37,212	—	—
Total	$38,868	$—	$—

(i)	The Company enters into a netting arrangement with Zhou Kai. Financial assets and liabilities are presented on a net basis in the consolidated balance sheets when the offsetting criteria under ASC 210 are met. As of March 31, 2026, Receivables from Clients – related party of approximately $0.77 million and Payables to Clients – related party of approximately $0.80 million were offset, and the resulting net liability was recorded in Payables to Client - related party.